Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net

Note 4 - Accounts receivable, net

Accounts receivable, net consisted of the following as of the date indicated:

	December 31, 2019	December 31, 2018
Accounts receivable	$295,265	$178,883
Accounts receivable - related parties	$53,458	$151,612
Less: allowance for doubtful accounts	$125,180	$-
Total accounts receivable, net	$223,543	$330,495

Bad debt expenses were $125,180, $0 and $0 for the years ended December 31, 2019, 2018 and 2017, respectively.